THE TAIWAN FUND, INC.

Schedule of Investments / May 31, 2023 (Showing Percentage of Net Assets) (unaudited)

	SHARES	US $ VALUE
COMMON STOCKS – 91.9%
COMMUNICATION SERVICES — 3.5%
Diversified Telecommunication Services — 2.0%
Chunghwa Telecom Co. Ltd.	1,285,000	$5,269,221

Wireless Telecommunication Services — 1.5%
Far EasTone Telecommunications Co. Ltd.	1,639,000	4,091,166
TOTAL COMMUNICATION SERVICES		9,360,387

CONSUMER DISCRETIONARY — 5.3%
Hotels, Restaurants & Leisure — 0.9%
Bafang Yunji International Co. Ltd.	110,000	622,895
Gourmet Master Co. Ltd. (a)	391,000	1,895,989
		2,518,884

Household Durables — 0.7%
Nien Made Enterprise Co. Ltd.	160,000	1,835,489

Leisure Products — 0.5%
Giant Manufacturing Co. Ltd.	20,000	134,082
Merida Industry Co. Ltd.	198,000	1,253,307
		1,387,389

Textiles, Apparel & Luxury Goods — 3.2%
Eclat Textile Co. Ltd. (a)	197,000	3,006,851
Feng TAY Enterprise Co. Ltd.	290,000	1,802,620
Fulgent Sun International Holding Co. Ltd. (a)	505,000	2,070,783
Makalot Industrial Co. Ltd.	196,000	1,390,546
Taiwan Paiho Ltd.	100,000	178,342
		8,449,142
TOTAL CONSUMER DISCRETIONARY		14,190,904

CONSUMER STAPLES — 2.8%
Consumer Staples Distribution & Retail — 1.8%
President Chain Store Corp.	549,000	4,993,751

Food Products — 1.0%
Uni-President Enterprises Corp.	1,080,000	2,611,472
TOTAL CONSUMER STAPLES		7,605,223

FINANCIALS — 1.2%
Financial Services — 1.2%
Chailease Holding Co. Ltd.	470,000	3,097,388
TOTAL FINANCIALS		3,097,388

INDUSTRIALS — 3.2%
Electrical Equipment — 2.9%
Advanced Energy Solution Holding Co. Ltd. (a)	340,000	7,856,155

Machinery — 0.3%
Nak Sealing Technologies Corp.	143,000	737,629
TOTAL INDUSTRIALS		8,593,784

INFORMATION TECHNOLOGY — 73.6%
Electronic Equipment, Instruments & Components — 11.4%
Delta Electronics, Inc.	1,002,000	10,320,820

E Ink Holdings, Inc. (a)	731,000	4,924,481
Gold Circuit Electronics Ltd. (a)	1,772,100	7,035,919
Lotes Co. Ltd. (a)	235,972	6,688,849
Unimicron Technology Corp.	271,000	1,591,913
		30,561,982

Semiconductors & Semiconductor Equipment — 49.0%
Alchip Technologies Ltd. (a)	192,000	10,341,225
ASPEED Technology, Inc. (a)	95,000	8,904,076
eMemory Technology, Inc. (a)	181,000	10,838,500
Global Unichip Corp. (a)	267,000	12,990,481
Globalwafers Co. Ltd.	78,000	1,279,375
Grand Process Technology Corp.	9,000	139,859
Jentech Precision Industrial Co. Ltd. (a)	240,000	4,670,735
MediaTek, Inc.	202,000	4,989,602
Nuvoton Technology Corp. (a)	1,950,000	8,186,478
Parade Technologies Ltd.	66,000	2,190,871
SDI Corp. (a)	955,000	3,838,337
Taiwan Semiconductor Manufacturing Co. Ltd.	3,255,000	59,109,592
WinWay Technology Co. Ltd.	124,000	3,212,237
		130,691,368

Technology Hardware, Storage & Peripherals — 13.2%
Asia Vital Components Co. Ltd. (a)	1,697,705	10,911,943
Gigabyte Technology Co. Ltd.	1,496,000	9,079,945
Quanta Computer, Inc.	2,098,000	7,954,340
Wistron Corp.	2,658,000	5,769,705
Wiwynn Corp. (a)	38,000	1,434,546
		35,150,479

TOTAL INFORMATION TECHNOLOGY		196,403,829

MATERIALS — 2.3%
Chemicals — 0.8%
Swancor Holding Co. Ltd. (a)	645,000	1,985,746

Metals & Mining — 1.5%
Century Iron & Steel Industrial Co. Ltd. (a)	1,148,000	4,072,313
TOTAL MATERIALS		6,058,059

TOTAL COMMON STOCKS (Cost — $175,390,890)		245,309,574
TOTAL INVESTMENTS — 91.9% (Cost — $175,390,890)		245,309,574
OTHER ASSETS AND LIABILITIES, NET—8.1%		21,644,151
NET ASSETS—100.0%		$266,953,725

Legend:

US $ – United States dollar

(a) All or a portion of the security is on loan. The market value of the securities on loan is $37,411,626, collateralized by non-cash collateral such as U.S. Government securities in the amount of $39,369,800.

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